S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.79
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 240,467,509
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	33,333,333
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.22
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.78
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 276,836,124
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	38,333,333
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.34
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 180,467,509
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,083,333
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.67
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.33
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 207,836,124
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,145,833
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.78
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.22
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 120,467,509
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,833,333
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.79
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.21
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 138,836,124
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,958,333
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.85
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 60,467,509
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,583,333
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.16
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.84
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 69,836,124
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,770,833
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.94
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 467,509
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,333,333
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.91
Net Tangible Book Value	$ (118,779)
Net Tangible Book Value, Adjusted	$ 836,124
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	9,583,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,583,333
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.21
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.22
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.67
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.78
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.79
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.15
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.16
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.06
Pro forms net tangible book value after this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.09
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 250,850,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,350,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,850,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,350,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,850,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,350,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,850,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,350,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	250,850,000	[1]
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,350,000	[1]
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,903
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(11,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,625,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,750,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,500,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,875,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(368,615)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(368,615)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(368,615)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(368,615)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(368,615)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)	[2]
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (287,500,000)	[2]
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	28,750,000
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(14,375,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(18,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(21,562,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(28,750,000)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $850,000 and underwriting commissions of $0.12 per unit, or $3,000,000, payable to the underwriters in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit ($10,000,000 in the aggregate or up to an additional $1,500,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) payable to the underwriters in the proposed offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.